Financial Information for Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Willis North America Inc. (‘Willis North America’) has $350 million senior notes outstanding that were issued on July 1, 2005. Willis North America issued an additional $600 million of senior notes on March 28, 2007 and $300 million of senior notes on September 29, 2009.
All direct obligations under the senior notes were jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited, collectively the ‘Other Guarantors’, and with Willis Group Holdings, the ‘Guarantor Companies’.
The debt securities that were issued by Willis North America and guaranteed by the entities described above, and for which the disclosures set forth below relate and are required under applicable SEC rules, were issued under an effective registration statement.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent and are all direct or indirect parents of the issuer;

(iii)	the Issuer, Willis North America;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the unaudited condensed consolidating balance sheets as of June 30, 2013 of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the unaudited condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Other Guarantors column as of June 30, 2013 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$885	$—	$885
Investment income	—	3	—	3	(3)	3
Other income	—	—	—	2	—	2
Total revenues	—	3	—	890	(3)	890
EXPENSES
Salaries and benefits	(1)	—	(22)	(506)	—	(529)
Other operating expenses	(1)	(26)	(42)	(142)	56	(155)
Depreciation expense	—	(1)	(7)	(13)	—	(21)
Amortization of intangible assets	—	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(2)	(27)	(71)	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(24)	(71)	216	52	171
Investment income from Group undertakings	—	88	73	5	(166)	—
Interest expense	(10)	(50)	(36)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	14	(34)	133	38	139
Income taxes	—	5	—	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	19	(34)	93	44	110
Interest in earnings of associates, net of tax	—	—	—	(5)	2	(3)
Equity account for subsidiaries	117	93	48	—	(258)	—
NET INCOME	105	112	14	88	(212)	107
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$14	$86	$(212)	$105

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$16	$80	$(212)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$16	$78	$(212)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$837	$—	$837
Investment income	—	3	—	5	(3)	5
Other income	—	—	—	—	—	—
Total revenues	—	3	—	842	(3)	842
EXPENSES
Salaries and benefits	—	—	(6)	(494)	—	(500)
Other operating expenses	(10)	(2)	(33)	(87)	3	(129)
Depreciation expense	—	(1)	(4)	(14)	—	(19)
Amortization of intangible assets	—	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	—	(7)	7	—
Total expenses	(10)	(3)	(43)	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	—	(43)	221	11	179
Investment income from Group undertakings	—	93	66	19	(178)	—
Interest expense	(10)	(64)	(37)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	29	(14)	167	(16)	146
Income taxes	5	1	5	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	30	(9)	126	(22)	110
Interest in earnings of associates, net of tax	—	—	—	(3)	2	(1)
Equity account for subsidiaries	123	92	18	—	(233)	—
INCOME FROM CONTINUING OPERATIONS	108	122	9	123	(253)	109
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	108	122	9	124	(253)	110
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$9	$122	$(253)	$108

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$12	$79	$(184)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$12	$78	$(184)	$77

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,931	$—	$1,931
Investment income	—	6	—	7	(6)	7
Other income	—	—	—	(183)	186	3
Total revenues	—	6	—	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	—	(45)	(1,051)	—	(1,097)
Other operating expenses	(5)	(31)	(85)	(246)	56	(311)
Depreciation expense	—	(1)	(11)	(35)	—	(47)
Amortization of intangible assets	—	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(6)	(32)	(141)	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(26)	(141)	394	237	458
Investment income from Group undertakings	—	172	135	48	(355)	—
Interest expense	(21)	(99)	(66)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	47	(72)	269	178	395
Income taxes	—	6	—	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	53	(72)	182	182	318
Interest in earnings of associates, net of tax	—	—	—	8	4	12
Equity account for subsidiaries	351	295	122	—	(768)	—
NET INCOME	324	348	50	190	(582)	330
Less: Net income attributable to noncontrolling interests	—	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$50	$184	$(582)	$324

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$54	$143	$(510)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$54	$138	$(510)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,842	$—	$1,842
Investment income	—	6	—	10	(6)	10
Other income	—	—	—	96	(93)	3
Total revenues	—	6	—	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	—	(22)	(983)	—	(1,006)
Other operating expenses	(7)	1	(55)	(228)	4	(285)
Depreciation expense	—	(1)	(7)	(30)	—	(38)
Amortization of intangible assets	—	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	—	(23)	23	—
Total expenses	(8)	—	(84)	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	6	(84)	648	(66)	496
Investment income from Group undertakings	—	186	130	14	(330)	—
Interest expense	(21)	(127)	(74)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	65	(28)	520	(97)	431
Income taxes	7	3	10	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	68	(18)	403	(104)	327
Interest in earnings of associates, net of tax	—	—	—	10	4	14
Equity account for subsidiaries	355	285	53	—	(693)	—
INCOME FROM CONTINUING OPERATIONS	333	353	35	413	(793)	341
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	333	353	35	414	(793)	342
Less: Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$35	$405	$(793)	$333

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$333	$354	$39	$430	$(814)	$342
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$354	$39	$421	$(814)	$333

Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$—	$497	$—	$503
Accounts receivable, net	—	—	2	1,015	27	1,044
Fiduciary assets	—	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	—	11	(1)	10
Other current assets	1	91	25	263	(173)	207
Total current assets	2	96	27	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	2,763	646	3,807	(6,001)	—
Amounts owed by (to) Group undertakings	4,047	(3,926)	653	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	12	57	385	(2)	452
Goodwill	—	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	—	502	(129)	373
Investments in associates	—	—	—	(48)	225	177
Deferred tax assets	—	—	—	40	(25)	15
Pension benefits asset	—	—	—	213	—	213
Other non-current assets	4	138	34	165	(136)	205
Total non-current assets	4	150	91	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$(917)	$1,417	$18,086	$(5,486)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	—	15	397	(1)	414
Income taxes payable	—	34	—	137	(137)	34
Short-term debt and current portion of long-term debt	—	15	—	2	—	17
Deferred tax liabilities	1	4	—	28	(1)	32
Other current liabilities	62	—	49	277	(30)	358
Total current liabilities	66	53	64	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	266	1,264	1	—	2,326
Liabilities for pension benefits	—	—	—	256	—	256
Deferred tax liabilities	—	—	—	43	(25)	18
Provisions for liabilities	—	—	—	213	(11)	202
Other non-current liabilities	—	5	6	361	(1)	371
Total non-current liabilities	795	271	1,270	874	(37)	3,173
TOTAL LIABILITIES	$861	$324	$1,334	$12,514	$(1,095)	$13,938

EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	83	5,549	(4,391)	1,977
Noncontrolling interests	—	—	—	23	—	23
Total equity	1,977	(1,241)	83	5,572	(4,391)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$(917)	$1,417	$18,086	$(5,486)	$15,938
 Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	65	38	241	(164)	181
Total current assets	3	65	38	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	2,493	553	3,824	(5,328)	—
Amounts owed by (to) Group undertakings	4,091	(3,959)	687	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	11	63	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	134	41	157	(131)	206
Total non-current assets	5	145	104	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	25	—	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	—	73	216	(22)	327
Total current liabilities	63	40	73	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	274	1,268	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	5	7	363	—	375
Total non-current liabilities	795	279	1,275	876	(32)	3,193
TOTAL LIABILITIES	$858	$319	$1,348	$11,851	$(989)	$13,387

EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	34	5,248	(3,707)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	34	5,274	(3,707)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$41	$(25)	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	2	6	—	8
Additions to fixed assets	—	(1)	(8)	(42)	—	(51)
Additions to intangible assets	—	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	—	(2)	—	(2)
Net cash used in investing activities	—	(1)	(6)	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	—	2	—	2
Repayments of debt	—	(8)	—	—	—	(8)
Proceeds from issue of shares	62	—	—	—	—	62
Amounts owed by (to) Group undertakings	58	(27)	31	(62)	—	—
Excess tax benefits from share-based payment arrangements	1	—	—	—	—	1
Dividends paid	(95)	—	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	(35)	31	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	—	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$—	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$59	$35	$142	$(53)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(5)	(7)	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	—	(4)	—	(4)
Net cash used in investing activities	—	(5)	(7)	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	50	—	—	—	50
Repayments of debt	—	(5)	—	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	—	23
Amounts owed by (to) Group undertakings	151	(99)	(191)	139	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	1	—	1
Dividends paid	(93)	—	—	(53)	53	(93)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(54)	(191)	47	53	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	—	(163)	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$—	$407	$—	$407
FINANCIAL INFORMATION FOR ISSUER, PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Trinity Acquisition plc may offer debt securities pursuant to an effective shelf registration on Form S-3. Debt securities offered('Trinity Acquisition Debt Securities'), if issued, will be guaranteed by the Company and certain of its subsidiaries. Therefore Trinity Acquisition plc is providing condensed consolidating financial information below. If Trinity Acquisition plc issues debt securities, the following 100 percent directly or indirectly owned subsidiaries of the parent could fully and unconditionally guarantee the debt securities on a joint and several basis: Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited, TA I Limited, Willis Group Limited and Willis North America, Inc..
The guarantor structure described above differs from the guarantor structure associated with the senior notes issued by the Company and Willis North America (the ‘Willis North America Debt Securities’) in that Trinity Acquisition plc is the issuer and not a subsidiary guarantor, and Willis North America, Inc. is a subsidiary guarantor.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)
the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent. Willis Netherlands Holdings B.V, Willis Investment UK Holdings Limited and TA I Limited are all direct or indirect parents of the issuer and Willis Group Limited and Willis North America Inc., are 100 percent directly or indirectly owned subsidiaries or the issuer;

(iii)	Trinity Acquisition plc, which is the issuer and is a 100 percent indirectly owned subsidiary of the parent;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Other Guarantors column are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, Willis North America, TA I Limited and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$885	$—	$885
Investment income	—	3	—	3	(3)	3
Other income	—	—	—	2	—	2
Total revenues	—	3	—	890	(3)	890
EXPENSES
Salaries and benefits	(1)	(22)	—	(506)	—	(529)
Other operating expenses	(1)	(68)	—	(142)	56	(155)
Depreciation expense	—	(8)	—	(13)	—	(21)
Amortization of intangible assets	—	—	—	(16)	2	(14)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(2)	(98)	—	(674)	55	(719)
OPERATING (LOSS) INCOME	(2)	(95)	—	216	52	171
Investment income from Group undertakings	—	145	16	5	(166)	—
Interest expense	(10)	(77)	(9)	(88)	152	(32)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	(27)	7	133	38	139
Income taxes	—	7	(2)	(40)	6	(29)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	(20)	5	93	44	110
Interest in earnings of associates, net of tax	—	—	—	(5)	2	(3)
Equity account for subsidiaries	117	132	92	—	(341)	—
NET INCOME	105	112	97	88	(295)	107
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$105	$112	$97	$86	$(295)	$105

Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$111	$118	$103	$80	$(299)	$113
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$111	$118	$103	$78	$(299)	$111

Condensed Consolidating Statement of Operations

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$837	$—	$837
Investment income	—	3	—	5	(3)	5
Other income	—	—	—	—	—	—
Total revenues	—	3	—	842	(3)	842
EXPENSES
Salaries and benefits	—	(6)	—	(494)	—	(500)
Other operating expenses	(10)	(35)	—	(87)	3	(129)
Depreciation expense	—	(5)	—	(14)	—	(19)
Amortization of intangible assets	—	—	—	(19)	4	(15)
Net loss on disposal of operations	—	—	—	(7)	7	—
Total expenses	(10)	(46)	—	(621)	14	(663)
OPERATING (LOSS) INCOME	(10)	(43)	—	221	11	179
Investment income from Group undertakings	—	144	18	19	(181)	—
Interest expense	(10)	(93)	(8)	(73)	151	(33)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(20)	8	10	167	(19)	146
Income taxes	5	9	(3)	(41)	(6)	(36)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(15)	17	7	126	(25)	110
Interest in earnings of associates, net of tax	—	—	—	(3)	2	(1)
Equity account for subsidiaries	123	105	103	—	(331)	—
INCOME FROM CONTINUING OPERATIONS	108	122	110	123	(354)	109
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	108	122	110	124	(354)	110
Less: Net income attributable to noncontrolling interests	—	—	—	(2)	—	(2)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$108	$122	$110	$122	$(354)	$108

 Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$77	$94	$84	$79	$(256)	$78
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(1)	—	(1)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$77	$94	$84	$78	$(256)	$77

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,931	$—	$1,931
Investment income	—	6	—	7	(6)	7
Other income	—	—	—	(183)	186	3
Total revenues	—	6	—	1,755	180	1,941
EXPENSES
Salaries and benefits	(1)	(45)	—	(1,051)	—	(1,097)
Other operating expenses	(5)	(116)	—	(246)	56	(311)
Depreciation expense	—	(12)	—	(35)	—	(47)
Amortization of intangible assets	—	—	—	(32)	4	(28)
Net gain on disposal of operations	—	—	—	3	(3)	—
Total expenses	(6)	(173)	—	(1,361)	57	(1,483)
OPERATING (LOSS) INCOME	(6)	(167)	—	394	237	458
Investment income from Group undertakings	—	278	29	48	(355)	—
Interest expense	(21)	(148)	(17)	(173)	296	(63)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(27)	(37)	12	269	178	395
Income taxes	—	8	(2)	(87)	4	(77)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(27)	(29)	10	182	182	318
Interest in earnings of associates, net of tax	—	—	—	8	4	12
Equity account for subsidiaries	351	377	310	—	(1,038)	—
NET INCOME	324	348	320	190	(852)	330
Less: Net income attributable to noncontrolling interests	—	—	—	(6)	—	(6)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$324	$348	$320	$184	$(852)	$324

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$294	$318	$295	$143	$(751)	$299
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(5)	—	(5)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$294	$318	$295	$138	$(751)	$294

Condensed Consolidating Statement of Operations

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
REVENUES
Commissions and fees	$—	$—	$—	$1,842	$—	$1,842
Investment income	—	6	—	10	(6)	10
Other income	—	—	—	96	(93)	3
Total revenues	—	6	—	1,948	(99)	1,855
EXPENSES
Salaries and benefits	(1)	(22)	—	(983)	—	(1,006)
Other operating expenses	(7)	(55)	1	(228)	4	(285)
Depreciation expense	—	(8)	—	(30)	—	(38)
Amortization of intangible assets	—	—	—	(36)	6	(30)
Net loss on disposal of operations	—	—	—	(23)	23	—
Total expenses	(8)	(85)	1	(1,300)	33	(1,359)
OPERATING (LOSS) INCOME	(8)	(79)	1	648	(66)	496
Investment income from Group undertakings	—	448	318	14	(780)	—
Interest expense	(21)	(184)	(17)	(142)	299	(65)
(LOSS) INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(29)	185	302	520	(547)	431
Income taxes	7	18	(5)	(117)	(7)	(104)
(LOSS) INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(22)	203	297	403	(554)	327
Interest in earnings of associates, net of tax	—	—	—	10	4	14
Equity account for subsidiaries	355	150	36	—	(541)	—
INCOME FROM CONTINUING OPERATIONS	333	353	333	413	(1,091)	341
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME	333	353	333	414	(1,091)	342
Less: Net income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$353	$333	$405	$(1,091)	$333

Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)

Comprehensive income	$333	$354	$334	$430	$(1,109)	$342
Less: comprehensive income attributable to noncontrolling interests	—	—	—	(9)	—	(9)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$333	$354	$334	$421	$(1,109)	$333

Condensed Consolidating Balance Sheet

	As of June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$5	$—	$497	$—	$503
Accounts receivable, net	—	2	—	1,015	27	1,044
Fiduciary assets	—	—	—	10,799	(889)	9,910
Deferred tax assets	—	—	—	11	(1)	10
Other current assets	1	115	1	263	(173)	207
Total current assets	2	122	1	12,585	(1,036)	11,674
Investments in subsidiaries	(1,215)	2,792	3,393	3,807	(8,777)	—
Amounts owed by (to) Group undertakings	4,047	(3,030)	(243)	(774)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	69	—	385	(2)	452
Goodwill	—	—	—	1,211	1,618	2,829
Other intangible assets, net	—	—	—	502	(129)	373
Investments in associates	—	—	—	(48)	225	177
Deferred tax assets	—	—	—	40	(25)	15
Pension benefits asset	—	—	—	213	—	213
Other non-current assets	4	170	2	165	(136)	205
Total non-current assets	4	239	2	2,468	1,551	4,264
TOTAL ASSETS	$2,838	$123	$3,153	$18,086	$(8,262)	$15,938
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,799	$(889)	$9,910
Deferred revenue and accrued expenses	3	15	—	397	(1)	414
Income taxes payable	—	21	13	137	(137)	34
Short-term debt and current portion of long-term debt	—	—	15	2	—	17
Deferred tax liabilities	1	4	—	28	(1)	32
Other current liabilities	62	49	—	277	(30)	358
Total current liabilities	66	89	28	11,640	(1,058)	10,765
NON-CURRENT LIABILITIES
Long-term debt	795	1,264	266	1	—	2,326
Liabilities for pension benefits	—	—	—	256	—	256
Deferred tax liabilities	—	—	—	43	(25)	18
Provisions for liabilities	—	—	—	213	(11)	202
Other non-current liabilities	—	11	—	361	(1)	371
Total non-current liabilities	795	1,275	266	874	(37)	3,173
TOTAL LIABILITIES	$861	$1,364	$294	$12,514	$(1,095)	$13,938
EQUITY
Total Willis Group Holdings stockholders’ equity	1,977	(1,241)	2,859	5,549	(7,167)	1,977
Noncontrolling interests	—	—	—	23	—	23
Total equity	1,977	(1,241)	2,859	5,572	(7,167)	2,000
TOTAL LIABILITIES AND EQUITY	$2,838	$123	$3,153	$18,086	$(8,262)	$15,938

Condensed Consolidating Balance Sheet

	As of December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	102	1	241	(164)	181
Total current assets	3	102	1	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	3,025	2,548	3,824	(7,855)	—
Amounts owed by (to) Group undertakings	4,091	(3,581)	309	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	74	—	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	172	3	157	(131)	206
Total non-current assets	5	246	3	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	14	11	120	(126)	19
Short-term debt and current portion of long-term debt	—	—	15	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	73	—	216	(22)	327
Total current liabilities	63	87	26	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	1,268	274	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	12	—	363	—	375
Total non-current liabilities	795	1,280	274	876	(32)	3,193
TOTAL LIABILITIES	$858	$1,367	$300	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	2,561	5,248	(6,234)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	2,561	5,274	(6,234)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(208)	$2,861	$17,125	$(7,223)	$15,112
Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2013
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(26)	$4	$12	$147	$—	$137
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	2	—	6	—	8
Additions to fixed assets	—	(9)	—	(42)	—	(51)
Additions to intangible assets	—	—	—	(1)	—	(1)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(29)	—	(29)
Payments to acquire other investments	—	—	—	(2)	—	(2)
Net cash used in investing activities	—	(7)	—	(68)	—	(75)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	—	2	—	2
Repayments of debt	—	—	(8)	—	—	(8)
Proceeds from issue of shares	62	—	—	—	—	62
Amounts owed by (to) Group undertakings	58	8	(4)	(62)	—	—
Excess tax benefits from share-based payment arrangements	1	—	—	—	—	1
Dividends paid	(95)	—	—	—	—	(95)
Acquisition of noncontrolling interests	—	—	—	(4)	—	(4)
Dividends paid to noncontrolling interests	—	—	—	(8)	—	(8)
Net cash provided by (used in) financing activities	26	8	(12)	(72)	—	(50)
INCREASE IN CASH AND CASH EQUIVALENTS	—	5	—	7	—	12
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(9)	—	(9)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1	—	—	499	—	500
CASH AND CASH EQUIVALENTS, END OF PERIOD	$1	$5	$—	$497	$—	$503

Condensed Consolidating Statement of Cash Flows

	Six months ended June 30, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
	(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(25)	$239	$302	$142	$(500)	$158
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(12)	—	(51)	—	(63)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(4)	—	(4)
Payments to acquire other investments	—	—	—	(4)	—	(4)
Net cash used in investing activities	—	(12)	—	(54)	—	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	50	—	—	50
Repayments of debt	—	—	(5)	(4)	—	(9)
Repurchase of shares	(56)	—	—	—	—	(56)
Proceeds from issue of shares	23	—	—	—	—	23
Amounts owed by (to) Group undertakings	151	(108)	(182)	139	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	1	—	1
Dividends paid	(93)	(282)	(165)	(53)	500	(93)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(29)	—	(29)
Dividends paid to noncontrolling interests	—	—	—	(10)	—	(10)
Net cash provided by (used in) financing activities	25	(390)	(302)	47	500	(120)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	(163)	—	135	—	(28)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1)	—	(1)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	—	163	—	273	—	436
CASH AND CASH EQUIVALENTS, END OF PERIOD	$—	$—	$—	$407	$—	$407

30.	FINANCIAL INFORMATION FOR PARENT GUARANTOR, OTHER GUARANTOR SUBSIDIARIES AND NON-GUARANTOR SUBSIDIARIES
Willis North America Inc. (‘Willis North America’) has $350 million senior notes outstanding that were issued on July 1, 2005. Willis North America issued a further $600 million of senior notes on March 28, 2007 and another $300 million on September 29, 2009.
All direct obligations under the senior notes are jointly and severally, irrevocably and fully and unconditionally guaranteed by Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, TA I Limited, Trinity Acquisition plc and Willis Group Limited, collectively the 'Other Guarantors', and with Willis Group Holdings, the 'Guarantor Companies'.
The debt securities that were issued by Willis North America and guaranteed by the entities described above, and for which the disclosures set forth below relate and are required under applicable SEC rules, were issued under an effective registration statement.
Presented below is condensed consolidating financial information for:

(i)	Willis Group Holdings, which is a guarantor, on a parent company only basis;

(ii)	the Other Guarantors, which are all 100 percent directly or indirectly owned subsidiaries of the parent and are all direct or indirect parents of the issuer;

(iii)	the Issuer, Willis North America;

(iv)	Other, which are the non-guarantor subsidiaries, on a combined basis;

(v)	Consolidating adjustments; and

(vi)	the Consolidated Company.
The equity method has been used for investments in subsidiaries in the condensed consolidating balance sheets for the year ended December 31, 2012 of Willis Group Holdings, the Other Guarantors and the Issuer. Investments in subsidiaries in the condensed consolidating balance sheet for Other represents the cost of investment in subsidiaries recorded in the parent companies of the non-guarantor subsidiaries.
The entities included in the Other Guarantors column for the year ended December 31, 2012 are Willis Netherlands Holdings B.V., Willis Investment UK Holdings Limited, Trinity Acquisition plc, TA I Limited and Willis Group Limited.

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,458	$—	$3,458
Investment income	—	11	1	17	(11)	18
Other income	—	—	—	97	(93)	4
Total revenues	—	11	1	3,572	(104)	3,480
EXPENSES
Salaries and benefits	(2)	—	(96)	(2,377)	—	(2,475)
Other operating expenses	(4)	(82)	(79)	(419)	3	(581)
Depreciation expense	—	(1)	(15)	(63)	—	(79)
Amortization of intangible assets	—	—	—	(71)	12	(59)
Goodwill impairment charge	—	—		(492)	—	(492)
Net loss on disposal of operations	—	—	—	(28)	25	(3)
Total expenses	(6)	(83)	(190)	(3,450)	40	(3,689)
OPERATING (LOSS) INCOME	(6)	(72)	(189)	122	(64)	(209)
Investment income from Group undertakings	6	1,078	254	220	(1,558)	—
Interest expense	(43)	(239)	(155)	(277)	586	(128)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(43)	767	(90)	65	(1,036)	(337)
Income taxes	—	28	34	(166)	3	(101)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(43)	795	(56)	(101)	(1,033)	(438)
Interest in earnings of associates, net of tax	—	—	—	(4)	9	5
Equity account for subsidiaries	(403)	(1,184)	(172)	—	1,759	—
LOSS FROM CONTINUING OPERATIONS	(446)	(389)	(228)	(105)	735	(433)
Discontinued operations, net of tax	—	—	—	—	—	—
NET LOSS	(446)	(389)	(228)	(105)	735	(433)
Less: Net loss attributable to noncontrolling interests	—	—	—	(13)	—	(13)
NET LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$(446)	$(389)	$(228)	$(118)	$735	$(446)

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive loss	$(552)	$(486)	$(263)	$(213)	$975	$(539)
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive loss attributable to Willis Group Holdings	$(552)	$(486)	$(263)	$(226)	$975	$(552)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,414	$—	$3,414
Investment income	—	11	2	29	(11)	31
Other income	—	—	—	24	(22)	2
Total revenues	—	11	2	3,467	(33)	3,447
EXPENSES
Salaries and benefits	(3)	—	(69)	(2,015)	—	(2,087)
Other operating expenses	(17)	32	(98)	(571)	(2)	(656)
Depreciation expense	—	—	(14)	(60)	—	(74)
Amortization of intangible assets	—	—	—	(74)	6	(68)
Net gain on disposal of operations	—	—	—	7	(3)	4
Total expenses	(20)	32	(181)	(2,713)	1	(2,881)
OPERATING (LOSS) INCOME	(20)	43	(179)	754	(32)	566
Investment income from Group undertakings	35	406	341	(157)	(625)	—
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—	—	—	(171)
Interest expense	(34)	(251)	(159)	(332)	620	(156)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(19)	27	3	265	(37)	239
Income taxes	—	56	27	(117)	2	(32)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(19)	83	30	148	(35)	207
Interest in earnings of associates, net of tax	—	—	—	4	8	12
Equity account for subsidiaries	223	91	(66)	—	(248)	—
INCOME (LOSS) FROM CONTINUING OPERATIONS	204	174	(36)	152	(275)	219
Discontinued operations, net of tax	—	—	—	1	—	1
NET INCOME (LOSS)	204	174	(36)	153	(275)	220
Less: Net income attributable to noncontrolling interests	—	—	—	(16)	—	(16)
NET INCOME (LOSS) ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$204	$174	$(36)	$137	$(275)	$204

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income (loss)	$1	$(24)	$(117)	$(50)	$206	$16
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
Comprehensive income (loss) attributable to Willis Group Holdings	$1	$(24)	$(117)	$(65)	$206	$1

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
REVENUES
Commissions and fees	$—	$—	$—	$3,293	$—	$3,293
Investment income	—	10	2	36	(10)	38
Other income	—	—	—	1	—	1
Total revenues	—	10	2	3,330	(10)	3,332
EXPENSES
Salaries and benefits	—	—	(65)	(1,818)	15	(1,868)
Other operating expenses	335	(10)	(45)	(825)	(19)	(564)
Depreciation expense	—	—	(9)	(54)	—	(63)
Amortization of intangible assets	—	—	—	(82)	—	(82)
Net (loss) gain on disposal of operations	(347)	—	—	350	(5)	(2)
Total expenses	(12)	(10)	(119)	(2,429)	(9)	(2,579)
OPERATING (LOSS) INCOME	(12)	—	(117)	901	(19)	753
Investment income from Group undertakings	—	1,683	356	952	(2,991)	—
Interest expense	—	(423)	(157)	(374)	788	(166)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,260	82	1,479	(2,222)	587
Income taxes	—	16	29	(186)	1	(140)
(LOSS) INCOME FROM CONTINUING OPERATIONS BEFORE INTEREST IN EARNINGS OF ASSOCIATES	(12)	1,276	111	1,293	(2,221)	447
Interest in earnings of associates, net of tax	—	—	—	16	7	23
Equity account for subsidiaries	467	(823)	(76)	—	432	—
INCOME FROM CONTINUING OPERATIONS	455	453	35	1,309	(1,782)	470
Discontinued operations, net of tax	—	—	—	—	—	—
NET INCOME	455	453	35	1,309	(1,782)	470
Less: Net income attributable to noncontrolling interests	—	—	—	(15)	—	(15)
NET INCOME ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$455	$453	$35	$1,294	$(1,782)	$455

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
Comprehensive income	$508	$501	$18	$1,375	$(1,881)	$521
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	(13)	—	(13)
Comprehensive income attributable to Willis Group Holdings	$508	$501	$18	$1,362	$(1,881)	$508

Condensed Consolidating Balance Sheet

	As at December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1	$—	$—	$499	$—	$500
Accounts receivable, net	—	—	—	904	29	933
Fiduciary assets	—	—	—	10,071	(800)	9,271
Deferred tax assets	1	—	—	18	(6)	13
Other current assets	1	65	38	241	(164)	181
Total current assets	3	65	38	11,733	(941)	10,898
Investments in subsidiaries	(1,542)	2,493	553	3,824	(5,328)	—
Amounts owed by (to) Group undertakings	4,091	(3,959)	687	(819)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	11	63	395	(1)	468
Goodwill	—	—	—	1,226	1,601	2,827
Other intangible assets, net	—	—	—	484	(99)	385
Investments in associates	—	—	—	(53)	227	174
Deferred tax assets	—	—	—	42	(24)	18
Pension benefits asset	—	—	—	136	—	136
Other non-current assets	5	134	41	157	(131)	206
Total non-current assets	5	145	104	2,387	1,573	4,214
TOTAL ASSETS	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$10,071	$(800)	$9,271
Deferred revenue and accrued expenses	2	—	—	543	(4)	541
Income taxes payable	—	25	—	120	(126)	19
Short-term debt and current portion of long-term debt	—	15	—	—	—	15
Deferred tax liabilities	1	—	—	25	(5)	21
Other current liabilities	60	—	73	216	(22)	327
Total current liabilities	63	40	73	10,975	(957)	10,194
NON-CURRENT LIABILITIES
Long-term debt	795	274	1,268	1	—	2,338
Liabilities for pension benefits	—	—	—	282	—	282
Deferred tax liabilities	—	—	—	42	(24)	18
Provisions for liabilities	—	—	—	188	(8)	180
Other non-current liabilities	—	5	7	363	—	375
Total non-current liabilities	795	279	1,275	876	(32)	3,193
TOTAL LIABILITIES	$858	$319	$1,348	$11,851	$(989)	$13,387
EQUITY
Total Willis Group Holdings stockholders’ equity	1,699	(1,575)	34	5,248	(3,707)	1,699
Noncontrolling interests	—	—	—	26	—	26
Total equity	1,699	(1,575)	34	5,274	(3,707)	1,725
TOTAL LIABILITIES AND EQUITY	$2,557	$(1,256)	$1,382	$17,125	$(4,696)	$15,112

Condensed Consolidating Balance Sheet

	As at December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$—	$—	$163	$273	$—	$436
Accounts receivable, net	2	—	3	877	28	910
Fiduciary assets	—	—	—	9,941	(603)	9,338
Deferred tax assets	—	1	—	43	—	44
Other current assets	1	52	21	271	(86)	259
Total current assets	3	53	187	11,405	(661)	10,987
Investments in subsidiaries	(1,023)	3,778	1,482	3,848	(8,085)	—
Amounts owed by (to) Group undertakings	4,354	(4,716)	476	(114)	—	—
NON-CURRENT ASSETS
Fixed assets, net	—	4	59	345	(2)	406
Goodwill	—	—	—	1,704	1,591	3,295
Other intangible assets, net	—	—	—	435	(15)	420
Investments in associates	—	—	—	(45)	215	170
Deferred tax assets	—	—	—	22	—	22
Pension benefits asset	—	—	—	145	—	145
Other non-current assets	5	170	43	192	(127)	283
Total non-current assets	5	174	102	2,798	1,662	4,741
TOTAL ASSETS	$3,339	$(711)	$2,247	$17,937	$(7,084)	$15,728
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Fiduciary liabilities	$—	$—	$—	$9,941	$(603)	$9,338
Deferred revenue and accrued expenses	2	—	—	318	—	320
Income taxes payable	—	40	—	30	(55)	15
Short-term debt and current portion of long-term debt	—	11	—	4	—	15
Deferred tax liabilities	—	—	1	25	—	26
Other current liabilities	56	11	57	185	(27)	282
Total current liabilities	58	62	58	10,503	(685)	9,996
NON-CURRENT LIABILITIES
Long-term debt	795	289	1,270	—	—	2,354
Liabilities for pension benefits	—	—	—	270	—	270
Deferred tax liabilities	—	5	35	(9)	1	32
Provisions for liabilities	—	—	—	198	(2)	196
Other non-current liabilities	—	9	9	345	—	363
Total non-current liabilities	795	303	1,314	804	(1)	3,215
TOTAL LIABILITIES	$853	$365	$1,372	$11,307	$(686)	$13,211
EQUITY
Total Willis Group Holdings stockholders’ equity	2,486	(1,076)	875	6,599	(6,398)	2,486
Noncontrolling interests	—	—	—	31	—	31
Total equity	2,486	(1,076)	875	6,630	(6,398)	2,517
TOTAL LIABILITIES AND EQUITY	$3,339	$(711)	$2,247	$17,937	$(7,084)	$15,728

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2012
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(42)	$780	$69	$431	$(713)	$525
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	5	—	5
Additions to fixed assets	—	(7)	(19)	(109)		(135)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(33)	—	(33)
Payments to acquire other investments	—	—	—	(7)	—	(7)
Additions to intangible assets	—	—	—	(2)	—	(2)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	—	—	—
Net cash used in investing activities	—	(7)	(19)	(146)	—	(172)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of other debt	—	1	—	—	—	1
Repayments of debt	—	(15)	—	—	—	(15)
Repurchase of shares	(100)	—	—	—	—	(100)
Proceeds from issue of shares	53	—	—	—	—	53
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Amounts owed by/to Group undertakings	275	(759)	(213)	697	—	—
Dividends paid	(185)	—	—	(713)	713	(185)
Proceeds from sale of noncontrolling interests	—	—	—	3	—	3
Acquisition of noncontrolling interests	—	—	—	(39)	—	(39)
Dividends paid to noncontrolling interests	—	—	—	(11)	—	(11)
Net cash provided by (used in) financing activities	43	(773)	(213)	(61)	713	(291)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1	—	(163)	224	—	62
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2	—	2
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	163	273	—	436
CASH AND CASH EQUIVALENTS, END OF YEAR	$1	$—	$—	$499	$—	$500

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(41)	$184	$88	$1,269	$(1,061)	$439
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	13	—	13
Additions to fixed assets	—	(4)	(21)	(86)	—	(111)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(10)	—	(10)
Acquisitions of investments in associates	—	—	—	(2)	—	(2)
Payments to acquire other investments	—	—	—	(5)	—	(5)
Proceeds from sale of discontinued operations, net of cash disposed	—	—	—	14	—	14
Net cash used in investing activities	—	(4)	(21)	(76)	—	(101)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	(90)	—	—	(90)
Senior notes issued	794	—	—	—	—	794
Debt issuance costs	(7)	(5)	—	—	—	(12)
Proceeds from issue of term loan	—	300	—	—	—	300
Repayments of debt	—	(500)	(411)	—	—	(911)
Make-whole on repurchase and redemption of senior notes	—	(158)	—	—	—	(158)
Proceeds from issue of shares	60	—	—	—	—	60
Excess tax benefits from share-based payment arrangements	—	—	—	5	—	5
Amounts owed by/to Group undertakings	(626)	187	521	(82)	—	—
Dividends paid	(180)	—	—	(1,061)	1,061	(180)
Acquisition of noncontrolling interests	—	(4)	—	(5)	—	(9)
Dividends paid to noncontrolling interests	—	—	—	(13)	—	(13)
Net cash provided by (used in) financing activities	41	(180)	20	(1,156)	1,061	(214)
INCREASE IN CASH AND CASH EQUIVALENTS	—	—	87	37	—	124
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(4)	—	(4)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	76	240	—	316
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$163	$273	$—	$436

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
	Willis Group Holdings	The Other Guarantors	The Issuer	Other	Consolidating adjustments	Consolidated
			(millions)
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	$(9)	$1,170	$83	$1,572	$(2,327)	$489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	—	—	—	10	—	10
Additions to fixed assets	—	—	(7)	(76)	—	(83)
Acquisitions of subsidiaries, net of cash acquired	—	—	—	(21)	—	(21)
Acquisitions of investments in associates	—	—	—	(1)	—	(1)
Payments to acquire other investments	—	—	—	(1)	—	(1)
Proceeds from sale of continuing operations, net of cash disposed	—	—	—	2	—	2
Net cash (used in) provided by investing activities	—	—	(7)	(87)	—	(94)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from draw down of revolving credit facility	—	—	90	—	—	90
Repayments of debt	—	—	(200)	(9)	—	(209)
Proceeds from issue of shares	36	—	—	—	—	36
Amounts owed by/to Group undertakings	106	(317)	6	205	—	—
Excess tax benefits from share-based payment arrangements	—	—	—	2	—	2
Dividends paid	(133)	(849)	—	(1,521)	2,327	(176)
Acquisition of noncontrolling interests	—	(4)	—	(6)	—	(10)
Dividends paid to noncontrolling interests	—	—	—	(26)	—	(26)
Net cash provided by (used in) financing activities	9	(1,170)	(104)	(1,355)	2,327	(293)
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	—	—	(28)	130	—	102
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7)	—	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	—	—	104	117	—	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$—	$—	$76	$240	$—	$316